                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ];   Amendment Number: ____
     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      White River Investment Partners, LLC
Address:   2288 Union Street
           San Francisco, CA 94123

Form 13F File Number: 028-12790

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sean C. Warren
Title:   Managing Director
Phone:   415-440-1659

Signature, Place, and Date of Signing:


/s/ Sean C. Warren                      San Francisco, CA   08/13/2008
-------------------------------------   [City, State]          [Date]
[Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           23

Form 13F Information Table Value Total:     $163,439
                                          ----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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WHITE RIVER INVESTMENT PARTNERS, LLC
FORM 13F - INFORMATION TABLE QUARTER ENDED JUNE 30, 2008

                                                  Shares /
                     Title of            Value   Principal SH/ Put/ Investment   Other
Name of Issuer         Class    CUSIP   (x$1000)   Amount  PRN Call Discretion Managers Sole Shared None
--------------       -------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
AMERICAN EXPRESS
   COMPANY           COM      025816109  14,126    375,000 SH          SOLE        0    X
AMERICAN EXPRESS
   COMPANY           COM       25816109     753     20,000 SH  CALL    SOLE        0    X
BURLINGTON NORTHERN
   SANTA FE  CORP    COM      12189T104   9,490     95,000 SH          SOLE        0    X
MARTIN MARIETTA
   MATERIALS INC     COM      573284106   8,805     85,000 SH          SOLE        0    X
MOHAWK INDUSTRIES
   INC               COM      608190104   7,852    122,500 SH          SOLE        0    X
MFA MORTGAGE
   INVESTMENTS INC   COM      55272X102   4,075    625,000 SH          SOLE        0    X
ANWORTH MORTGAGE
   ASSET CORP        COM      037347101   4,036    620,000 SH          SOLE        0    X
LAMAR ADVERTISING CO CL A     512815101  14,772    410,000 SH          SOLE        0    X
CROSSTEX ENERGY INC  COM      22765Y104  31,194    900,000 SH          SOLE        0    X
AFFIRMATIVE
   INSURANCE
   HOLDINGS INC      COM      008272106     789    116,041 SH          SOLE        0    X
ARES CAPITAL
   CORPORATION       COM      04010L103     554     55,000 SH          SOLE        0    X
NORTHSTAR REALTY
   FINANCE CORP      COM      66704R100     582     70,000 SH          SOLE        0    X
OCWEN FINANCIAL CORP
   NOTE 3.250%       NOTE     675746AD3   1,984  2,500,000 PRN         SOLE        0    X
OCWEN FINANCIAL
   CORPORATION  NEW  COM      675746309   4,441    955,000 SH          SOLE        0    X
MASTERCARD INC       COM      57636Q104     266      1,000 SH          SOLE        0    X
PROSHARES TR
   ULTRASHORT QQQ    COM      74347R875   6,725    150,000 SH          SOLE        0    X
PROSHARES TRUST
   ULTRASHORT S&P500 COM      74347R883  13,334    200,000 SH          SOLE        0    X
PROSHARES TRUST
   ULTRASHORT DOW30  COM      74347R867  12,910    200,000 SH          SOLE        0    X
KOHLBERG CAPITAL
   CORP              COM      500233101     950     95,000 SH          SOLE        0    X
PROSHARES TRUST
   ULTRASHORT
   RUSSELL 2000      COM      74347R834  13,790    175,000 SH          SOLE        0    X
CARMAX  INC.         COM      143130102   1,774    125,000 SH          SOLE        0    X
ENSTAR GROUP LIMITED COM      G3075P101   3,945     45,086 SH          SOLE        0    X
PROSHARES TRUST
   ULTRASHORT 20
   YEAR              COM      74347R297   6,291     91,750 SH          SOLE        0    X